STOCKHOLDERS' EQUITY, Common Stock (Q1) (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 09, 2021 USD ($)	Jan. 31, 2021 Seller $ / shares shares	Mar. 31, 2022 USD ($) Seller $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Common Stock [Abstract]
Value of common stock issued	$ 245,000,000
Unamortized compensation expense			$ 17,800	$ 21,000
Beaches Development Group LTD [Member]
Common Stock [Abstract]
Common stock, shares issued (in shares) | shares		180,972	180,972	180,972
Share price (in dollar per share) | $ / shares			$ 0.75	$ 0.75
Value of common stock issued			$ 136,000	$ 136,000
Number of sellers | Seller		2
Unamortized compensation expense			$ 17,800	$ 21,000
Beaches Development Group LTD [Member] | Vesting in Year 2 [Member]
Common Stock [Abstract]
Number of sellers | Seller		2	2
Beaches Development Group LTD [Member] | Sellers Who Signed Employment Contracts [Member]
Common Stock [Abstract]
Common stock, shares issued (in shares) | shares		113,908	113,908
Share price (in dollar per share) | $ / shares		$ 0.75
Value of common stock issued			$ 85,000
Number of sellers | Seller		2
Vesting period for shares		2 years	2 years
Beaches Development Group LTD [Member] | Sellers Who Signed Employment Contracts [Member] | Vesting in Year 1 [Member]
Common Stock [Abstract]
Percent of shares that vest per year		50.00%	50.00%
Beaches Development Group LTD [Member] | Sellers Who Signed Employment Contracts [Member] | Vesting in Year 2 [Member]
Common Stock [Abstract]
Percent of shares that vest per year		50.00%	50.00%